12. Stockholders' Equity (Details - Options) - Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Number of Options Outstanding, Beginning	500,833	2,500	0
Number of Options Granted	0	498,333	2,500
Number of Options Expired		0	0
Number of Options canceled		0	0
Number of Options Exercised		0	0
Number of Options Outstanding, Ending	500,833	500,833	2,500
Number of Options Exercisable, Ending	500,833	388,333
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 2.80	$ 4.00
Weighted Average Exercise Price Granted		0.80	4.00
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding, Ending	2.80	2.80	$ 4.00
Weighted Average Exercise Price Exercisable, Ending	$ 2.80	$ 2.80